Document and Entity Information	Mar. 31, 2018
Prospectus:
Document Type	497
Document Period End Date	Mar. 31, 2018
Registrant Name	SUNAMERICA INCOME FUNDS
Central Index Key	0000795307
Amendment Flag	false
Document Creation Date	Apr. 01, 2019
Document Effective Date	Apr. 01, 2019
Prospectus Date	Apr. 01, 2019
AIG Flexible Credit Fund | Class A
Prospectus:
Trading Symbol	SHNAX
AIG Flexible Credit Fund | Class C
Prospectus:
Trading Symbol	SHNCX
AIG Flexible Credit Fund | Class W
Prospectus:
Trading Symbol	SHNWX
AIG Flexible Credit Fund | Class T
Prospectus:
Trading Symbol	SHNTX
AIG Strategic Bond Fund | Class A
Prospectus:
Trading Symbol	SDIAX
AIG Strategic Bond Fund | Class B
Prospectus:
Trading Symbol	SDIBX
AIG Strategic Bond Fund | Class C
Prospectus:
Trading Symbol	NAICX
AIG Strategic Bond Fund | Class W
Prospectus:
Trading Symbol	SDIWX
AIG Strategic Bond Fund | Class T
Prospectus:
Trading Symbol	SBFTX
AIG U.S. Government Securities Fund | Class A
Prospectus:
Trading Symbol	SGTAX
AIG U.S. Government Securities Fund | Class C
Prospectus:
Trading Symbol	NASBX
AIG U.S. Government Securities Fund | Class T
Prospectus:
Trading Symbol	NASTX